Investment Objectives and Goals - SMI 3Fourteen Full-Cycle Trend ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SMI 3Fourteen Full-Cycle Trend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) seeks long-term capital appreciation.